UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5833

T. Rowe Price Institutional International Funds, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Par/Shares	Value
(Cost and value in $000s)

ANGOLA 0.9%
Corporate Bonds 0.9%
Standard Bank, CLN (Reference: Angolan Ministry of Finance)
FRN, 7.628%, 11/15/12 (USD)	300,000	304
Total Angola (Cost $298)		304
ARGENTINA 8.6%
Government Bonds 8.6%
City of Buenos Aires, FRN, 7.875%, 4/11/11 (USD)	225,000	218
City of Buenos Aires, STEP, 9.50%, 5/28/08	225,000	41
Republic of Argentina, 2.00%, 9/30/14	1,100,000	345
Republic of Argentina, 7.00%, 10/3/15 (USD)	1,195,000	910
Republic of Argentina, 7.00%, 4/17/17 (USD)	1,250,000	916
Republic of Argentina, 8.28%, 12/31/33 (USD)	415,093	342
Republic of Argentina, FRN, 0.63%, 12/31/38	1,080,000	126
Total Argentina (Cost $3,328)		2,898
BRAZIL 16.8%
Corporate Bonds 1.2%
GTL Trade Finance, 7.25%, 10/20/17 (USD)	150,000	155
Vale Overseas, 6.875%, 11/21/36 (USD)	250,000	242
		397
Government Bonds 15.6%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	965,000	851
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	1,390,000	717
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	1,014,000	504
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	1,030,000	489
Federal Republic of Brazil, 7.125%, 1/20/37 (USD)	1,500,000	1,620
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	100,000	123
Federal Republic of Brazil, 8.875%, 10/14/19 (USD)	650,000	802
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)	100,000	139
		5,245
Total Brazil (Cost $5,475)		5,642
COLOMBIA 4.1%
Government Bonds 4.1%
Distrito Capital de Bogota, 9.75%, 7/26/28	290,000,000	136
Republic of Colombia, 7.375%, 1/27/17 (USD)	400,000	443
Republic of Colombia, 7.375%, 9/18/37 (USD)	740,000	796
Total Colombia (Cost $1,397)		1,375
ECUADOR 1.4%
Government Bonds 1.4%
Republic of Ecuador, FRN, 10.00%, 8/15/30 (USD)	500,000	486
Total Ecuador (Cost $438)		486
EGYPT 1.7%
Corporate Bonds 0.7%
Orascom Telecom Finance, 7.875%, 2/8/14 (USD)	260,000	242
		242
Government Bonds 1.0%
Government of Egypt, Treasury Bills, 7.47%, 10/21/08	1,325,000	233
Government of Egypt, 8.75%, 7/18/12	500,000	94
		327
Total Egypt (Cost $583)		569
GABON 1.3%
Government Bonds 1.3%
Republic of Gabon, 8.20%, 12/12/17 (USD)	400,000	421
Total Gabon (Cost $400)		421
GERMANY 0.8%
Corporate Bonds 0.8%
KfW International Finance, 7.375%, 1/27/10 (NGN)	10,000,000	83
KfW International Finance, 8.50%, 1/18/11 (NGN)	20,000,000	169
Total Germany (Cost $254)		252
GHANA 1.9%
Government Bonds 1.9%
Republic of Ghana, 8.50%, 10/4/17 (USD)	600,000	628
Total Ghana (Cost $600)		628
GRENADA 0.4%
Government Bonds 0.4%
Government of Grenada, FRN, 1.00%, 9/15/25 (USD)	265,000	151
Total Grenada (Cost $159)		151
INDONESIA 4.7%
Government Bonds 4.7%
Republic of Indonesia, 6.625%, 2/17/37 (USD)	550,000	513
Republic of Indonesia, 7.75%, 1/17/38 (USD)	650,000	676
Republic of Indonesia, 9.50%, 6/15/15	3,000,000,000	299
Republic of Indonesia, 10.25%, 7/15/22	1,000,000,000	95
Total Indonesia (Cost $1,633)		1,583
IRAQ 4.0%
Government Bonds 4.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)	1,910,000	1,356
Total Iraq (Cost $1,268)		1,356
JAMAICA 3.6%
Corporate Bonds 1.5%
Air Jamaica, 9.375%, 7/8/15 (USD)	75,000	79
Clarendon Alumina Production, 8.50%, 11/16/21 (USD)	100,000	103
Digicel, 8.875%, 1/15/15 (USD) (1)	400,000	336
		518
Government Bonds 2.1%
Government of Jamaica, 9.00%, 6/2/15 (USD)	225,000	245
Government of Jamaica, 10.625%, 6/20/17 (USD)	385,000	459
		704
Total Jamaica (Cost $1,242)		1,222
KAZAKHSTAN 1.0%
Corporate Bonds 1.0%
ATF Bank, 9.00%, 5/11/16 (USD)	150,000	146
CenterCredit International, 8.625%, 1/30/14(USD)	200,000	176
Total Kazakhstan (Cost $335)		322
LEBANON 1.3%
Corporate Bonds 1.3%
Banque deu Liban, 10.00%, 4/25/15 (USD)	400,000	421
Total Lebanon (Cost $430)		421
MEXICO 7.0%
Corporate Bonds 0.4%
America Movil, 8.46%, 12/18/36	1,100,000	103
Petroleos Mexicanos, 9.91%, 7/16/15	362,000	39
		142
Government Bonds 6.6%
United Mexican States, 7.50%, 6/3/27	4,400,000	410
United Mexican States, 8.00%, 12/19/13	10,885,000	1,053
United Mexican States, 8.00%, 12/17/15	7,000,000	680
United Mexican States, 9.00%, 12/22/11	725,000	72
		2,215
Total Mexico (Cost $2,227)		2,357
NIGERIA 1.9%
Corporate Bonds 1.9%
GTB Finance, 8.50%, 1/29/12 (USD)	300,000	285
Standard Bank, CLN (Reference: First City Monument Bank Term
Loan Facility Agreement), 10.00%, 6/10/08	41,032,000	355
Total Nigeria (Cost $637)		640
PHILIPPINES 3.1%
Corporate Bonds 0.7%
National Power, FRN, 7.343%, 8/23/11 (USD) (1)	200,000	216
		216
Government Bonds 2.4%
Republic of Philippines, 7.50%, 9/25/24 (USD)	300,000	332
Republic of Philippines, 7.75%, 1/14/31 (USD)	360,000	403
Republic of Philippines, 10.625%, 3/16/25 (USD)	55,000	77
		812
Total Philippines (Cost $1,030)		1,028
RUSSIA 4.5%
Corporate Bonds 3.1%
Evraz Group, 8.25%, 11/10/15 (USD)	150,000	147
Lukoil International Finance, 6.656%, 6/7/22 (USD)	175,000	155
OAO Gazprom, 7.288%, 8/16/37 (USD)	750,000	689
Red Arrow International Leasing, 8.375%, 3/31/12	1,554,856	67
		1,058
Government Bonds 1.4%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	394,000	454
		454
Total Russia (Cost $1,598)		1,512
SERBIA 3.0%
Government Bonds 3.0%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	1,080,000	994
Total Serbia (Cost $1,041)		994
SOUTH AFRICA 1.7%
Government Bonds 1.7%
Republic of South Africa, 5.875%, 5/30/22 (USD)	400,000	370
Republic of South Africa, 6.50%, 6/2/14 (USD)	200,000	209
Total South Africa (Cost $600)		579
SUPRANATIONAL 1.0%
Corporate Bonds 1.0%
African Development Bank, 9.00%, 5/17/10 (NGN)	9,000,000	79
European Investment Bank, 10.75%, 10/26/09 (GHS)	150,000	157
International Bank for Reconstruction & Development
9.75%, 8/2/10 (ZAR)	900,000	108
Total Supranational (Cost $362)		344
TRINIDAD AND TOBAGO 0.3%
Corporate Bonds 0.3%
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (USD)	120,000	115
Total Trinidad and Tobago (Cost $120)		115
TURKEY 10.4%
Government Bonds 10.4%
Republic of Turkey, 6.875%, 3/17/36 (USD)	1,000,000	896
Republic of Turkey, 7.00%, 6/5/20 (USD)	150,000	149
Republic of Turkey, 8.00%, 2/14/34 (USD)	75,000	78
Republic of Turkey, 14.00%, 1/19/11	2,390,000	1,623
Republic of Turkey, 14.00%, 9/26/12	700,000	455
Republic of Turkey, 16.00%, 3/7/12	165,000	115
Republic of Turkey, Treasury Inflation Indexed
10.00%, 2/15/12	218,602	161
Total Turkey (Cost $3,624)		3,477
URUGUAY 0.5%
Government Bonds 0.5%
Republic of Uruguay, 4.25%, 4/5/27	3,000,000	165
Total Uruguay (Cost $148)		165
VENEZUELA 4.3%
Corporate Bonds 2.2%
Petroleos de Venezuela, 5.25%, 4/12/17 (USD)	905,000	595
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)	250,000	144
		739
Government Bonds 2.1%
Republic of Venezuela, 7.00%, 3/31/38 (USD)	1,000,000	701
		701
Total Venezuela (Cost $1,659)		1,440
SHORT-TERM INVESTMENTS 7.3%
Money Market Funds 7.3%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	2,459,765	2,460
Total Short-Term Investments (Cost $2,460)		2,460
Total Investments in Securities
97.5% of Net Assets (Cost $33,346)		$32,741

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $552 and represents 1.6% of net assets.
(2)	Seven-day yield
(3)	Affiliated Companies
BRL	Brazilian Real
CLN	Credit Linked Note
EUR	Euro
FRN	Floating-Rate Note
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
RSD	Serbian Dinar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
USD	U.S. Dollar
VND	Vietnamese Dong
ZAR	South African Rand

SWAPS (0.1)%	NOTIONAL AMOUNT	VALUE
Kazakhstan 0.0%
Morgan Stanley, Protection Sold (Relevant Credit: Halyk Bank
7.75%, 5/13/13), Receive 2.90%, Pay upon credit default
12/20/12 (USD)	150,000	(12)
		(12)

Serbia (0.1)%
Barclays, Protection Sold (Relevant Credit: Republic of Serbia
3.75%, 11/1/24), Receive 1.10%, Pay upon credit default
7/20/12 (USD)	250,000	(14)
		(14)

Total Swaps (Premium Paid/Received $0)		(26)

Open Forward Currency Exchange Contracts at March 31, 2008 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	5/29/08	USD	1,791	BRL	3,195	$(20)
Citibank	5/15/08	USD	2,332	TRY	2,926	159
Citibank	8/5/08	RSD	24,839	EUR	295	3
Citibank	2/13/09	VND	4,936,080	USD	314	(12)
CS First Boston	1/16/09	USD	261	VND	4,158,030	6
CS First Boston	1/16/09	VND	4,158,030	USD	263	(8)
CS First Boston	2/13/09	USD	310	VND	4,936,080	7
JPMorgan Chase	5/15/08	TRY	500	USD	401	(32)
JPMorgan Chase	5/15/08	USD	426	TRY	549	20
Royal Bank of
Canada	5/15/08	USD	1,447	MXN	15,717	(23)
State Street Bank	4/22/08	IDR	587,574	USD	62	2
State Street Bank	5/29/08	USD	158	BRL	280	–

Net unrealized gain (loss) on open
forward currency exchange contracts						$102

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$153	$ 2,460	$ 134

Totals				$153	$2,460	$ 134

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$2,460
Dividend income		153
Interest income			-
Investment income		$153
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Bond Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$0	$0
Level 2 – significant other observable inputs	32,741,000	82,000
Level 3 – significant unobservable inputs	0	0
Total	$32,741,000	$82,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. At March 31, 2008, no such collateral was received.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $33,346,000. Net unrealized loss aggregated $537,000 at period-end, of which $864,000 related to appreciated investments and $1,401,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL BOND FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Par/Shares	Value
(Cost and value in $000s)
ARGENTINA 0.2%
Government Bonds 0.2%
Republic of Argentina, 2.00%, 9/30/14	444,300	140
Total Argentina (Cost $175)		140
AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking Group
STEP, 4.45%, 2/5/15 (EUR)	40,000	62
Total Australia (Cost $54)		62
BELGIUM 0.8%
Corporate Bonds 0.3%
Delhaize Group, 5.625%, 6/27/14	50,000	74
Elia System Operator, 4.75%, 5/13/14	50,000	78
Fortis Bank, 5.757%, 10/4/17	50,000	78
		230
Government Bonds 0.5%
Kingdom of Belgium, 5.00%, 3/28/35	213,000	346
		346
Total Belgium (Cost $519)		576
BRAZIL 4.1%
Government Bonds 4.1%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	1,360,000	1,200
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	766,000	395
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	943,000	468
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	1,855,000	881
Total Brazil (Cost $2,977)		2,944
CANADA 2.4%
Government Bonds 2.4%
Canada Housing Trust, 4.80%, 6/15/12	515,000	528
Government of Canada, 5.75%, 6/1/33	330,000	413
Province of Ontario, 5.00%, 3/8/14	728,000	758
Total Canada (Cost $1,614)		1,699
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES Finance, 6.25%, 5/17/11 (EUR)	45,000	72
Total Cayman Islands (Cost $63)		72
DENMARK 0.4%
Corporate Bonds 0.1%
Danske Bank, FRN, 6.00%, 3/20/16 (EUR)	50,000	78
		78
Government Bonds 0.3%
Kingdom of Denmark, 5.00%, 11/15/13	320,000	72
Kingdom of Denmark, 7.00%, 11/10/24	615,000	168
		240
Total Denmark (Cost $277)		318
EGYPT 1.0%
Government Bonds 1.0%
Government of Egypt, Treasury Bills, 5.84%, 5/20/08	4,150,000	756
Total Egypt (Cost $745)		756
FINLAND 0.1%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	50,000	79
Total Finland (Cost $68)		79
FRANCE 10.1%
Corporate Bonds 0.7%
Belgelec Finance, 5.125%, 6/24/15	45,000	72
BNP Paribas, 5.25%, 12/17/12	55,000	88
Casino Guichard, 4.875%, 4/10/14	50,000	73
Credit Agricole, STEP, 5.00%, 6/29/49 (GBP)	90,000	141
France Telecom, 7.25%, 1/28/13	32,000	55
Veolia Environment, 4.875%, 5/28/13	45,000	70
		499
Government Bonds 9.4%
Government of France, 4.25%, 10/25/17	425,000	677
Government of France, 4.75%, 10/25/12	73,000	120
Government of France, 5.50%, 4/25/10	2,665,000	4,365
Government of France, 5.50%, 4/25/29	391,000	689
Government of France, 5.75%, 10/25/32	510,000	933
		6,784
Total France (Cost $6,778)		7,283
GERMANY 9.5%
Corporate Bonds 6.3%
Deutsche Bank, 5.125%, 1/31/13	20,000	32
Deutsche Genossenschafts-Hypobank, 4.00%, 10/31/16	1,000,000	1,547
E.ON International Finance, 5.125%, 10/2/12	25,000	40
EnBW International Finance, 5.875%, 2/28/12	50,000	83
Eurohypo, 4.50%, 1/21/13	430,000	692
Hypothekenabank in Essen AG, 3.785%, 11/21/13	830,000	1,294
KfW International Finance, 4.70%, 6/2/37 (CAD)	269,000	265
KfW International Finance, 5.50%, 12/7/15 (GBP)	222,000	463
Linde Finance, 4.75%, 4/24/17	50,000	74
Munich Re, FRN, 5.767%, 6/29/49	50,000	67
		4,557
Government Bonds 3.2%
Bundesrepublic, 3.75%, 1/4/17	315,000	492
Bundesrepublic, 4.00%, 1/4/37	552,000	797
Bundesrepublic, 4.25%, 10/12/12	25,000	40
Bundesrepublic, 4.25%, 1/4/14	68,000	110
Bundesrepublic, 4.25%, 7/4/14	50,000	81
Bundesrepublic, 4.75%, 7/4/34	455,000	739
Bundesrepublic, 5.50%, 1/4/31	20,000	36
		2,295
Total Germany (Cost $6,134)		6,852
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic of Greece, 5.25%, 5/18/12	155,000	256
Total Greece (Cost $214)		256
HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchison Whampoa Finance, 5.875%, 7/8/13 (EUR)	30,000	46
Total Hong Kong (Cost $42)		46
HUNGARY 3.3%
Government 3.3%
Republic of Hungary, 5.50%, 2/12/14	226,660,000	1,153
Republic of Hungary, 6.75%, 2/24/17	93,120,000	497
Republic of Hungary, 7.25%, 6/12/12	131,940,000	742
Total Hungary (Cost $2,420)		2,392
INDONESIA 0.8%
Government Bonds 0.8%
Republic of Indonesia, 6.875%, 3/9/17 (USD)	528,000	554
Total Indonesia (Cost $543)		554
IRELAND 0.6%
Corporate Bonds 0.6%
Bank of Ireland, 6.45%, 2/10/10	55,000	89
GE Capital Euro Funding, 3.50%, 2/14/13	81,000	121
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	100,000	199
Total Ireland (Cost $373)		409
ITALY 5.8%
Corporate Bonds 0.9%
Banca Intesa, 5.85%, 5/8/14	55,000	88
Banca Monte dei Paschi di Siena, FRN, 4.50%, 9/24/15	50,000	77
Edison, 5.125%, 12/10/10	40,000	64
IntesaBci Capital Trust, 6.988%, 7/12/49	25,000	39
Olivetti Finance, 6.875%, 1/24/13	105,000	167
Sanpaolo IMI, 3.75%, 6/9/15	60,000	92
Telecom Italia, FRN, 7.25%, 4/20/11	33,000	53
UniCredito Italiano, 6.10%, 2/28/12	45,000	73
		653
Government Bonds 4.9%
Republic of Italy, 4.00%, 2/1/37	620,000	839
Republic of Italy, 4.25%, 8/1/14	475,000	762
Republic of Italy, 5.25%, 8/1/17	1,145,000	1,940
		3,541
Total Italy (Cost $3,815)		4,194
JAMAICA 0.2%
Government Bonds 0.2%
Government of Jamaica, 10.625%, 6/20/17 (USD)	114,000	136
Total Jamaica (Cost $136)		136
JAPAN 21.2%
Corporate Bonds 0.2%
Shinsei Bank, 3.75%, 2/23/16 (EUR)	50,000	70
Sumitomo Mitsui Bank, 4.375%, 7/29/49 (EUR)	50,000	61
		131
Government Bonds 21.0%
Government of Japan, 0.80%, 3/20/13	131,350,000	1,319
Government of Japan, 1.10%, 9/10/16	124,295,200	1,245
Government of Japan, 1.10%, 12/10/16	27,054,000	271
Government of Japan, 1.20%, 3/10/17	118,288,500	1,190
Government of Japan, 1.30%, 12/20/13	30,000,000	309
Government of Japan, 1.40%, 3/20/12	53,550,000	551
Government of Japan, 1.40%, 3/20/18	84,150,000	852
Government of Japan, 1.50%, 6/20/12	257,750,000	2,665
Government of Japan, 1.50%, 3/20/14	111,800,000	1,165
Government of Japan, 1.70%, 9/20/16	235,200,000	2,477
Government of Japan, 1.90%, 3/20/25	172,450,000	1,725
Government of Japan, 2.00%, 3/21/22	65,900,000	685
Government of Japan, 2.00%, 12/20/33	18,150,000	170
Government of Japan, 2.40%, 3/20/34	45,650,000	463
		15,087
Total Japan (Cost $12,449)		15,218
JERSEY 0.2%
Corporate Bonds 0.2%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	80,000	155
Total Jersey (Cost $157)		155

LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Fiat Finance & Trade, 6.625%, 2/15/13	50,000	77
Total Luxembourg (Cost $76)		77
MALAYSIA 1.9%
Government Bonds 1.9%
Government of Malaysia, 3.70%, 5/15/13	865,000	273
Government of Malaysia, 3.718%, 6/15/12	2,834,000	894
Government of Malaysia, 3.756%, 4/28/11	642,000	202
Total Malaysia (Cost $1,279)		1,369
MEXICO 6.3%
Corporate Bonds 0.1%
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	55,000	89
		89
Government Bonds 6.2%
United Mexican States, 7.75%, 12/14/17	8,790,000	845
United Mexican States, 8.00%, 12/17/15	22,550,000	2,191
United Mexican States, 9.00%, 12/20/12	13,910,000	1,393
		4,429
Total Mexico (Cost $4,353)		4,518
NETHERLANDS 4.2%
Corporate Bonds 1.7%
Bank Nederlandse Gemeenten, 4.625%, 9/13/12	470,000	760
Cemex Finance, 4.75%, 3/5/14	50,000	68
HeidelbergCement Finance, 6.375%, 1/25/12	50,000	79
ING Bank, 5.50%, 1/4/12	40,000	65
Koninklijke, 4.50%, 3/18/13	50,000	73
RWE Finance, 6.375%, 6/3/13 (GBP)	80,000	164
		1,209
Government Bonds 2.5%
Government of Netherlands, 3.00%, 1/15/10	225,000	352
Government of Netherlands, 4.50%, 7/15/17	395,000	645
Government of Netherlands, 5.50%, 1/15/28	445,000	783
		1,780
Total Netherlands (Cost $2,611)		2,989
POLAND 0.7%
Government Bonds 0.7%
Government of Poland, 5.25%, 10/25/17	245,000	104
Government of Poland, 6.25%, 10/24/15	872,000	396
Total Poland (Cost $409)		500
RUSSIA 0.5%
Corporate Bonds 0.1%
Gaz Capital, 4.56%, 12/9/12 (EUR)	70,000	100
		100
Government Bonds 0.4%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	222,610	256
		256
Total Russia (Cost $339)		356
SERBIA 0.4%
Government Bonds 0.4%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	278,000	256
Total Serbia (Cost $266)		256
SOUTH AFRICA 0.6%
Government Bonds 0.6%
Republic of South Africa, 13.00%, 8/31/10	2,650,000	348
Republic of South Africa, 13.50%, 9/15/15	500,000	75
Total South Africa (Cost $489)		423
SPAIN 3.7%
Corporate Bonds 1.4%
Instituto de Credito Oficial, 5.50%, 3/8/11 (AUD)	972,000	848
Obrascon Huarte Lain, 5.00%, 5/18/12	50,000	74
Repsol International Finance, 4.625%, 10/8/14	30,000	44
		966
Government Bonds 2.3%
Kingdom of Spain, 4.00%, 1/31/10	486,000	772
Kingdom of Spain, 4.40%, 1/31/15	410,000	665
Kingdom of Spain, 5.75%, 7/30/32	125,000	226
		1,663
Total Spain (Cost $2,286)		2,629
SUPRANATIONAL 2.1%
Corporate Bonds 2.1%
European Investment Bank, 4.75%, 10/15/17 (EUR)	490,000	805
European Investment Bank, 8.75%, 8/25/17 (GBP)	173,000	447
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	307,000	289
Total Supranational (Cost $1,367)		1,541
SWEDEN 1.1%
Corporate Bonds 0.1%
Ericsson, 5.375%, 6/27/17 (EUR)	50,000	68
		68
Government Bonds 1.0%
Kingdom of Sweden, 5.00%, 12/1/20	885,000	163
Kingdom of Sweden, 5.25%, 3/15/11	3,205,000	561
		724
Total Sweden (Cost $695)		792
SWITZERLAND 0.3%
Corporate Bonds 0.3%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	45,000	74
UBS (Jersey Branch), 4.50%, 9/16/19 (EUR)	70,000	93
Xstrata Finance Canada, 5.25%, 6/13/17 (EUR)	50,000	71
Total Switzerland (Cost $220)		238
TURKEY 3.5%
Government Bonds 3.5%
Republic of Turkey, Treasury Inflation Indexed
10.00%, 2/15/12	415,344	305
Republic of Turkey, 14.00%, 1/19/11	888,500	604
Republic of Turkey, 14.00%, 9/26/12	870,000	565
Republic of Turkey, 16.00%, 3/7/12	1,450,000	1,015
Total Turkey (Cost $2,803)		2,489
UNITED KINGDOM 5.9%
Corporate Bonds 2.0%
B.A.T International Finance, 5.375%, 6/29/17 (EUR)	50,000	74
Barclays Bank, 5.75%, 3/8/11 (EUR)	40,000	64
British Telecommunications, 5.25%, 6/23/14 (EUR)	50,000	76
British Telecommunications, STEP, 8.00%, 12/7/16	70,000	152
HBOS, 4.375%, 10/30/19 (EUR)	50,000	67
HBOS, 6.05%, 11/23/49 (EUR)	35,000	51
HSBC Bank, 4.25%, 3/18/16 (EUR)	35,000	53
HSBC Capital Funding, FRN, 8.03%, 12/29/49 (EUR)	12,000	19
HSBC Holdings, 9.875%, 4/8/18	70,000	155
Imperial Tobacco Finance, 4.375%, 11/22/13 (EUR)	50,000	71
ITV, 4.75%, 10/3/11 (EUR)	50,000	74
Nationwide Building Society, 3.375%, 8/17/15 (EUR)	55,000	81
Rentokil Initial, 4.625%, 3/27/14 (EUR)	50,000	68
Rolls-Royce, 4.50%, 3/16/11 (EUR)	25,000	39
Royal Bank of Scotland, 6.00%, 5/10/13 (EUR)	40,000	65
Royal Bank of Scotland, STEP, 6.00%, 6/29/49	80,000	142
Standard Chartered Bank, 3.625%, 2/3/17 (EUR)	60,000	87
Tesco, 5.50%, 12/13/19	50,000	94
		1,432
Government Bonds 3.9%
United Kingdom Treasury, 4.25%, 6/7/32	1,130,000	2,169
United Kingdom Treasury, 4.75%, 6/7/10	200,000	404
United Kingdom Treasury, 5.75%, 12/7/09	123,000	252
		2,825
Total United Kingdom (Cost $4,140)		4,257

UNITED STATES 2.5%
Corporate Bonds 2.5%
AIG SunAmerica Institutional Funding II, 5.625%, 2/1/12 (GBP)	80,000	151
Allstate Life Global Funding II, 6.375%, 1/17/11 (GBP)	80,000	159
American International Group, 4.875%, 3/15/67 (EUR)	100,000	120
AT&T, 4.375%, 3/15/13 (EUR)	50,000	75
Bank of America, 4.625%, 2/18/14 (EUR)	70,000	107
Citigroup, 3.50%, 8/5/15 (EUR)	50,000	65
Citigroup, 3.875%, 5/21/10 (EUR)	40,000	61
Citigroup, 4.75%, 2/10/19 (EUR)	30,000	40
DaimlerChrysler, 4.375%, 3/21/13 (EUR)	50,000	77
GE Capital, 4.625%, 9/15/66 (EUR)	65,000	88
Goldman Sachs, 3.75%, 2/4/13 (EUR)	50,000	70
JPMorgan Chase, 4.375%, 1/30/14 (EUR)	50,000	75
JPMorgan Chase, FRN, 4.375%, 11/12/19 (EUR)	50,000	66
Lehman Brothers, 4.625%, 3/14/19 (EUR)	100,000	120
Mellon Funding, 6.375%, 11/8/11 (GBP)	80,000	161
Merrill Lynch, 4.625%, 10/2/13 (EUR)	45,000	64
New York Life Global Funding, 4.375%, 1/19/17 (EUR)	50,000	72
Wachovia, 4.375%, 8/1/16 (EUR)	50,000	67
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	90,000	177
Total United States (Cost $1,762)		1,815
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Reserve Investment Fund, 3.29% (1)(2)	1,158,009	1,158
Total Short-Term Investments (Cost $1,158)		1,158

Total Investments in Securities
96.7% of Net Assets (Cost $63,806)		$69,548

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Seven-day yield
(2)	Affiliated Companies
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	U.S. Dollar
ZAR	South African Rand

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE
Credit Default Swaps 0.0%
France 0.0%
Barclays, Protection Bought (Relevant Credit: Compagnie de
Saint Gobain, 5.00%, 4/25/14), Pay 0.34%, Receive upon
credit default, 9/20/12	(50,000)	3
		3

Luxembourg 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: ArcelorMittal
Finance, 4.625%, 11/7/14), Receive 2.67%, Pay upon credit
default, 6/20/13	40,000	1
		1

Switzerland 0.0%
Barclays, Protection Bought (Relevant Credit: Holcim Finance
4.375%, 6/23/10), Pay 0.33%, Receive upon credit
default, 9/20/12 (EUR)	(50,000)	3
		3

United Kingdom 0.0%
ABN, Protection Bought (Relevant Credit: Kelda Group
6.625% 4/17/31), Pay 0.23%, Receive upon credit
default, 9/20/12 (EUR)	(25,000)	5
ABN, Protection Bought (Relevant Credit: United Utilities
6.875%, 8/15/28), Pay 0.30%, Receive upon credit
default, 9/20/12 (EUR)	(50,000)	2

JPMorgan Chase, Protection Bought (Relevant Credit: Rentokil
Initial, 4.625%, 3/27/14), Pay 2.58%, Receive upon credit
default, 3/20/13 (EUR)	(50,000)	—
		7

Total Credit Default Swaps		14

Interest Rate Swaps 0.0%
South Korea 0.0%
Barclays, 5 Year Interest Rate Swap, Receive Fixed 5.205%
Pay Variable 5.78%, 6/21/12	721,000,000	7
Barclays, 5 Year Interest Rate Swap, Receive Fixed 5.28%
Pay Variable 5.79%, 6/25/12	400,000,000	5
Barclays, 5 Year Interest Rate Swap, Receive Fixed 5.38%
Pay Variable 5.89%, 1/15/13	140,000,000	3
Total Interest Rate Swaps		15

Total Swaps (Premium Paid/Received $0)		29

Open Forward Currency Exchange Contracts at March 31, 2008 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	5/15/08	USD	177	EUR	115	$(5)
ABN Amro	2/11/09	AED	107	USD	30	–
Citibank	4/18/08	MYR	1,069	USD	332	2
Citibank	5/15/08	KRW	1,327,060	USD	1,400	(59)
Citibank	5/15/08	SGD	1,686	USD	1,195	30
Citibank	5/15/08	USD	2,652	TRY	3,342	181
Citibank	2/13/09	TWD	11,036	USD	356	23
Credit Suisse	4/18/08	USD	179	MYR	581	(2)
Credit Suisse	5/15/08	GBP	178	USD	344	7
Credit Suisse	5/15/08	NOK	6,393	USD	1,153	99
Credit Suisse	5/15/08	USD	2,297	BRL	4,107	(36)
Dresdner Bank	4/18/08	USD	271	MYR	884	(5)
Dresdner Bank	5/15/08	CHF	554	EUR	345	14
Dresdner Bank	5/15/08	JPY	398,600	USD	3,742	260
Dresdner Bank	5/15/08	USD	406	AUD	443	4
Dresdner Bank	5/15/08	USD	746	HUF	124,606	(8)
JPMorgan Chase	4/7/08	TWD	23,015	USD	718	41
JPMorgan Chase	5/15/08	AUD	1,175	USD	1,070	(3)
JPMorgan Chase	5/15/08	CAD	18	USD	18	–
JPMorgan Chase	5/15/08	EUR	943	USD	1,485	3
JPMorgan Chase	5/15/08	GBP	33	USD	65	–
JPMorgan Chase	5/15/08	HUF	49,471	USD	273	26
JPMorgan Chase	5/15/08	JPY	123,506	USD	1,198	42
JPMorgan Chase	5/15/08	NOK	103	USD	20	–
JPMorgan Chase	5/15/08	PLN	30	USD	13	1
JPMorgan Chase	5/15/08	SEK	372	USD	61	2
JPMorgan Chase	5/15/08	SGD	28	USD	20	–
JPMorgan Chase	5/15/08	USD	471	BRL	804	14
JPMorgan Chase	5/15/08	USD	79	CAD	79	2
JPMorgan Chase	5/15/08	USD	96	GBP	48	–
JPMorgan Chase	5/15/08	USD	464	HUF	76,611	1
JPMorgan Chase	5/15/08	USD	130	JPY	12,917	–
JPMorgan Chase	5/15/08	USD	256	NZD	323	4

JPMorgan Chase	5/15/08	USD	509	PLN	1,251	(50)
JPMorgan Chase	5/15/08	USD	356	SGD	503	(9)
JPMorgan Chase	5/15/08	ZAR	34	USD	4	–
JPMorgan Chase	5/27/08	INR	1,908	USD	47	–
JPMorgan Chase	5/27/08	USD	349	INR	14,326	(6)
JPMorgan Chase	6/23/08	BRL	59	USD	34	(1)
JPMorgan Chase	11/17/08	TWD	16,557	USD	542	22
JPMorgan Chase	12/4/08	AED	1,331	USD	375	(5)
JPMorgan Chase	12/4/08	KWD	101	USD	375	13
JPMorgan Chase	12/15/08	AED	640	USD	179	(1)
JPMorgan Chase	12/15/08	KWD	49	USD	181	7
Lehman Brothers	5/15/08	DKK	1,150	USD	223	20
Lehman Brothers	5/27/08	INR	26,870	USD	673	(6)
Merrill Lynch	5/15/08	EUR	2,669	USD	3,867	343
Merrill Lynch	5/15/08	JPY	54,400	EUR	346	–
Merrill Lynch	2/11/09	AED	475	USD	133	–
Morgan Stanley	5/15/08	PLN	4,506	USD	1,806	210
Royal Bank
of Canada	5/15/08	AUD	383	USD	343	4
Royal Bank
of Canada	5/15/08	CAD	63	USD	63	(2)
Royal Bank
of Canada	5/15/08	USD	2,371	MXN	25,758	(38)
Royal Bank
of Scotland	4/7/08	USD	764	TWD	23,015	5
Royal Bank
of Scotland	5/15/08	SEK	10,183	USD	1,566	145
Royal Bank
of Scotland	5/15/08	USD	231	ZAR	1,834	8
State Street Bank	5/15/08	BRL	146	USD	85	(2)
State Street Bank	5/15/08	CAD	52	USD	53	(2)
State Street Bank	5/15/08	EUR	277	USD	411	25
State Street Bank	5/15/08	HUF	46,291	USD	267	13
State Street Bank	5/15/08	JPY	90,367	USD	920	(12)
State Street Bank	5/15/08	TRY	125	USD	99	(6)
State Street Bank	5/15/08	TWD	1,964	USD	65	–
State Street Bank	5/15/08	USD	366	AUD	397	6
State Street Bank	5/15/08	USD	942	EUR	613	(25)
State Street Bank	5/15/08	USD	109	GBP	55	–
State Street Bank	5/15/08	USD	126	JPY	12,490	1
State Street Bank	5/15/08	USD	1,007	MXN	10,882	(11)
State Street Bank	5/15/08	USD	207	PLN	484	(9)

State Street Bank	5/15/08	USD	233	TRY	302	10
State Street Bank	5/15/08	USD	17	TWD	519	–
State Street Bank	5/15/08	USD	6	ZAR	49	–
State Street Bank	5/15/08	ZAR	172	USD	22	(1)
UBS	4/18/08	USD	365	MYR	1,179	(4)
UBS	5/15/08	CHF	546	EUR	347	3
UBS	5/15/08	USD	1,521	HUF	278,301	(161)

Net unrealized gain (loss) on open
forward currency exchange contracts						$1,122

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 13 Canadian Treasury ten year
contracts, $85 pledged as initial margin	6/08	$(1,515)	$(4)
Long, 20 Euro-Schatz contracts
$131 pledged as initial margin	6/08	3,303	(25)
Long, 20 Federal Republic of Germany five
year contracts, $131 pledged as initial
margin	6/08	3,489	(37)
Long, 5 Federal Republic of Germany ten
year contracts, $33 pledged as initial
margin	6/08	917	(19)
Short, 2 U.S. Treasury two year contracts
$13 pledged as initial margin	6/08	(429)	(2)
Short, 29 U.S. Treasury ten year contracts
$191 pledged as initial margin	6/08	(3,450)	(126)
Net payments (receipts) of variation
margin to date			(238)
Variation margin receivable (payable)
on open futures contracts			$(451)

(2) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤		$15	$1,158	$468

Totals				$15	$1,158	$468

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$1,158
Dividend income		15
Interest income			-
Investment income		$15
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional International Bond Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide current income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$–	$(451,000)
Level 2 – significant other observable inputs	69,548,000	1,192,000
Level 3 – significant unobservable inputs	–	–
Total	$69,548,000	$741,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates and/or currency values.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At March 31, 2008, no such collateral was received.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $63,806,000. Net unrealized gain aggregated $6,714,000 at period-end, of which $8,051,000 related to appreciated investments and $1,337,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008